NEOS Nasdaq-100® Hedged Equity Income ETF
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 97.7%		Shares	Value
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)		1,557	$822,797

Automobiles - 2.8%
Tesla, Inc. (a)		29,955	8,776,216

Beverages - 2.2%
Coca-Cola Europacific Partners PLC		9,189	792,643
Keurig Dr. Pepper, Inc.		26,813	898,772
Monster Beverage Corp. (a)		19,386	1,059,445
PepsiCo, Inc.		26,941	4,134,635
			6,885,495

Biotechnology - 3.3%
Amgen, Inc.		10,629	3,274,370
Biogen, Inc. (a)		2,965	416,582
Gilead Sciences, Inc.		24,991	2,856,721
Regeneron Pharmaceuticals, Inc.		2,211	1,544,914
Vertex Pharmaceuticals, Inc. (a)		5,183	2,486,752
			10,579,339

Broadline Retail - 6.0%
Amazon.com, Inc. (a)		72,866	15,467,994
MercadoLibre, Inc. (a)		1,041	2,208,867
PDD Holdings, Inc. - ADR (a)		13,378	1,520,945
			19,197,806

Chemicals - 1.4%
Linde PLC		9,489	4,431,837

Commercial Services & Supplies - 0.8%
Cintas Corp.		7,989	1,657,718
Copart, Inc. (a)		19,218	1,053,146
			2,710,864

Communications Equipment - 1.6%
Cisco Systems, Inc.		78,939	5,060,779

Consumer Staples Distribution & Retail - 3.0%
Costco Wholesale Corp.		8,993	9,430,150

Electric Utilities - 1.4%
American Electric Power Co., Inc.		10,630	1,127,312
Constellation Energy Corp.		6,164	1,544,359
Exelon Corp.		19,960	882,232
Xcel Energy, Inc.		11,069	798,075
			4,351,978

Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.		2,741	488,446

Energy Equipment & Services - 0.3%
Baker Hughes Co.		20,178	899,737

Entertainment - 3.2%
Electronic Arts, Inc.		5,428	700,863
Netflix, Inc. (a)		8,473	8,308,285
Take-Two Interactive Software, Inc. (a)		3,497	741,294
Warner Bros. Discovery, Inc. (a)		49,212	563,970
			10,314,412

Financial Services - 0.4%
PayPal Holdings, Inc. (a)		20,259	1,439,402

Food Products - 0.8%
Kraft Heinz Co.		24,563	754,330
Mondelez International, Inc. - Class A		26,526	1,703,765
			2,458,095

Ground Transportation - 0.6%
CSX Corp.		38,301	1,226,015
Old Dominion Freight Line, Inc.		4,248	749,772
			1,975,787

Health Care Equipment & Supplies - 2.0%
Dexcom, Inc. (a)		7,807	689,904
GE HealthCare Technologies, Inc.		9,165	800,563
IDEXX Laboratories, Inc. (a)		1,701	743,524
Intuitive Surgical, Inc. (a)		7,058	4,045,293
			6,279,284

Hotels, Restaurants & Leisure - 3.2%
Airbnb, Inc. - Class A (a)		8,724	1,211,502
Booking Holdings, Inc.		682	3,420,919
DoorDash, Inc. - Class A (a)		7,474	1,483,140
Marriott International, Inc. - Class A		5,603	1,571,361
Starbucks Corp.		22,402	2,594,376
			10,281,298

Industrial Conglomerates - 0.8%
Honeywell International, Inc.		12,731	2,710,303

Interactive Media & Services - 8.8%
Alphabet, Inc. - Class A		48,108	8,191,830
Alphabet, Inc. - Class C		45,624	7,857,366
Meta Platforms, Inc. - Class A		18,011	12,034,950
			28,084,146

IT Services - 0.4%
Cognizant Technology Solutions Corp. - Class A		10,092	840,967
MongoDB, Inc. (a)		1,461	390,715
			1,231,682

Machinery - 0.4%
PACCAR, Inc.		10,531	1,129,344

Media - 1.4%
Charter Communications, Inc. - Class A (a)		2,833	1,029,994
Comcast Corp. - Class A		77,111	2,766,743
Trade Desk, Inc. - Class A (a)		9,002	633,020
			4,429,757

Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy, Inc.		6,030	958,529

Pharmaceuticals - 0.3%
AstraZeneca PLC - ADR		11,675	889,752

Professional Services - 1.4%
Automatic Data Processing, Inc.		8,090	2,549,806
Paychex, Inc.		7,271	1,102,792
Verisk Analytics, Inc.		2,959	878,557
			4,531,155

Real Estate Management & Development - 0.2%
CoStar Group, Inc. (a)		8,217	626,546

Semiconductors & Semiconductor Equipment - 20.9%
Advanced Micro Devices, Inc. (a)		31,684	3,163,964
Analog Devices, Inc.		9,794	2,253,208
Applied Materials, Inc.		16,272	2,572,115
ARM Holdings PLC - ADR (a)		1,517	199,774
ASML Holding NV		1,738	1,232,381
Broadcom, Inc.		63,780	12,719,645
GlobalFoundries, Inc. (a)		11,010	426,858
Intel Corp.		84,659	2,008,958
KLA Corp.		2,664	1,888,350
Lam Research Corp.		25,770	1,977,590
Marvell Technology, Inc.		17,330	1,591,241
Microchip Technology, Inc.		10,885	640,691
Micron Technology, Inc.		22,135	2,072,500
NVIDIA Corp.		199,300	24,896,556
NXP Semiconductors NV		5,205	1,122,146
ON Semiconductor Corp. (a)		8,603	404,771
QUALCOMM, Inc.		22,330	3,509,606
Texas Instruments, Inc.		18,242	3,575,249
			66,255,603

Software - 16.7%
Adobe, Inc. (a)		8,755	3,839,593
ANSYS, Inc. (a)		1,826	608,515
AppLovin Corp. - Class A (a)		5,959	1,941,085
Atlassian Corp. - Class A (a)		3,189	906,505
Autodesk, Inc. (a)		4,359	1,195,281
Cadence Design Systems, Inc. (a)		5,506	1,379,253
Crowdstrike Holdings, Inc. - Class A (a)		4,658	1,815,036
Datadog, Inc. - Class A (a)		6,091	709,906
Fortinet, Inc. (a)		15,463	1,670,159
Intuit, Inc.		5,561	3,413,564
Microsoft Corp.		60,771	24,125,479
MicroStrategy, Inc. - Class A (a)		3,729	952,498
Palantir Technologies, Inc. - Class A (a)		44,796	3,804,076
Palo Alto Networks, Inc. (a)		12,672	2,413,129
Roper Technologies, Inc.		2,195	1,282,977
Synopsys, Inc. (a)		3,092	1,413,910
Workday, Inc. - Class A (a)		4,253	1,119,985
Zscaler, Inc. (a)		3,059	600,268
			53,191,219

Specialty Retail - 0.8%
O'Reilly Automotive, Inc. (a)		1,177	1,616,774
Ross Stores, Inc.		6,826	957,825
			2,574,599

Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.		121,167	29,303,027

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. (a)		2,358	862,108

Trading Companies & Distributors - 0.3%
Fastenal Co.		11,501	870,971

Wireless Telecommunication Services - 2.0%
T-Mobile US, Inc.		23,213	6,260,314
TOTAL COMMON STOCKS (Cost $220,753,156)			310,292,777

PURCHASED OPTIONS - 1.2%	Notional Amount	Contracts
Put Options - 1.2%			$–
NASDAQ 100 Index (b)(c)(e) Expiration: 04/17/2025; Exercise Price: $19,600.00	$313,266,150	150	3,639,750
TOTAL PURCHASED OPTIONS (Cost $4,044,995)			3,639,750

SHORT-TERM INVESTMENTS - 1.5%		Shares
Money Market Funds - 1.5%
First American Treasury Obligations Fund - Class X, 4.28% (d)(e)		4,862,228	4,862,228
TOTAL SHORT-TERM INVESTMENTS (Cost $4,862,228)			4,862,228

TOTAL INVESTMENTS - 100.4% (Cost $229,660,379)			$318,794,755
Liabilities in Excess of Other Assets - (0.4)%			(1,236,588)
TOTAL NET ASSETS - 100.0%			$317,558,167

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(e)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $8,501,978.

NEOS Nasdaq-100® Hedged Equity Income ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (2.1)%	Notional Amount	Contracts	Value
Call Options - (1.6)%
NASDAQ 100 Index (a)(b) Expiration: 04/17/2025; Exercise Price: $21,300.00	$(233,905,392)	(112)	$(5,041,680)

Put Options - (0.5)%
NASDAQ 100 Index (a)(b) Expiration: 04/17/2025; Exercise Price: $18,400.00	(313,266,150)	(150)	(1,593,000)
TOTAL WRITTEN OPTIONS (Premiums received $6,382,590)			$(6,634,680)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Nasdaq-100® Hedged Equity Income ETF
Notes to Quarterly Schedule of Investments
February 28, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$310,292,777	$–	$–	$310,292,777
Purchased Options	–	3,639,750	–	3,639,750
Money Market Funds	4,862,228	–	–	4,862,228
Total Investments	$315,155,005	$3,639,750	$–	$318,794,755

Liabilities:
Investments:
Written Options	$–	$(6,634,680)	$–	$(6,634,680)
Total Investments	$–	$(6,634,680)	$–	$(6,634,680)

Refer to the Schedule of Investments for further disaggregation of investment categories.